Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,344,830	$ 1,258,304
Less: allowance for depreciation and amortization	715,377	668,658
Property, plant and equipment, net	629,453	589,646
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	60,223	58,555
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	363,036	349,682
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 921,571	$ 850,067